Schedule of right-of-use assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	kr 586,920	kr 505,602
Right-of-use assets, ending balance	578,494	586,920
Electric vehicles and trailers [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	71,814	62,335
Right-of-use assets, ending balance	136,803	71,814
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	510,211	433,609
Right-of-use assets, ending balance	438,123	510,211
Equipments [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	4,895	9,658
Right-of-use assets, ending balance	3,568	4,895
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	748,630	654,234
Additions	149,809	144,361
Disposals	(48,068)	(94,417)
Exchange rate differences	(64,904)	33,453
Remeasurements	10,215	10,999
Right-of-use assets, ending balance	795,682	748,630
Gross carrying amount [member] | Electric vehicles and trailers [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	156,347	125,615
Additions	109,180	33,874
Disposals	(23,640)	(3,926)
Exchange rate differences	(1,540)	310
Remeasurements		474
Right-of-use assets, ending balance	240,347	156,347
Gross carrying amount [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	578,080	513,047
Additions	37,722	110,079
Disposals	(18,476)	(88,714)
Exchange rate differences	(63,344)	33,143
Remeasurements	9,651	10,525
Right-of-use assets, ending balance	543,632	578,080
Gross carrying amount [member] | Equipments [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	14,203	15,572
Additions	2,907	408
Disposals	(5,952)	(1,777)
Exchange rate differences	(20)
Remeasurements	564
Right-of-use assets, ending balance	11,703	14,203
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	(161,710)	(148,632)
Depreciation for the year	(98,598)	(100,086)
Disposals	35,100	89,733
Exchange rate differences	8,020	(2,725)
Right-of-use assets, ending balance	(217,188)	(161,710)
Accumulated depreciation and amortisation [member] | Electric vehicles and trailers [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	(84,533)	(63,280)
Depreciation for the year	(36,904)	(24,037)
Disposals	17,198	2,857
Exchange rate differences	694	(73)
Right-of-use assets, ending balance	(103,544)	(84,533)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	(67,869)	(79,438)
Depreciation for the year	(56,909)	(70,882)
Disposals	11,949	85,103
Exchange rate differences	7,320	(2,652)
Right-of-use assets, ending balance	(105,509)	(67,869)
Accumulated depreciation and amortisation [member] | Equipments [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	(9,308)	(5,914)
Depreciation for the year	(4,785)	(5,167)
Disposals	5,952	1,773
Exchange rate differences	6
Right-of-use assets, ending balance	kr (8,135)	kr (9,308)